THE HARTFORD MUTUAL FUNDS, INC.

On behalf of The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford Floating Rate High Income Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, The Hartford Quality Bond Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of The Hartford Mutual Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Funds dated September 11, 2018.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on September 11, 2018 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001144204-18-048954) and are incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document